Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Sep. 06, 2017
Document Effective Date	Sep. 06, 2017
Prospectus Date	May 01, 2017
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Service Class
Prospectus:
Trading Symbol	RYLPX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Institutional Class
Prospectus:
Trading Symbol	RLPIX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Investment Class
Prospectus:
Trading Symbol	RLPHX
Royce ISI Prospectus | Royce Micro-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RYOTX
Royce ISI Prospectus | Royce Micro-Cap Fund | Service Class
Prospectus:
Trading Symbol	RMCFX
Royce CRK Prospectus | Royce Low-Priced Stock Fund | R Class
Prospectus:
Trading Symbol	RLPRX
Royce CRK Prospectus | Royce Micro-Cap Fund | Consultant Class
Prospectus:
Trading Symbol	RYMCX